Pension and Non-pension Post-employment Benefit Plans - Expense Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plan
Disclosure of defined benefit plans [line items]
Current service cost	$ 0.3	$ 2.5	$ 1.9
Net interest cost	0.4	0.4	0.5
Past service cost (credit) and settlement/curtailment losses	0.0	0.0	(0.8)
Plan administrative expenses and other	0.6	1.3	1.1
Post-employment benefit expense, defined benefit plans	1.3	4.2	2.7
Defined contribution pension plan expense	12.3	11.6	10.6
Total expense for the year	13.6	15.8	13.3
Other benefit plans
Disclosure of defined benefit plans [line items]
Current service cost	3.1	3.4	3.2
Net interest cost	2.7	2.4	2.4
Past service cost (credit) and settlement/curtailment losses	0.0	0.3	2.3
Plan administrative expenses and other	0.0	0.0	0.0
Post-employment benefit expense, defined benefit plans	5.8	6.1	7.9
Defined contribution pension plan expense	0.0	0.0	0.0
Total expense for the year	$ 5.8	$ 6.1	$ 7.9